Net Loss per Share	12 Months Ended
Jul. 31, 2019
Earnings per share [abstract]
Net Loss per Share

14. Net Loss per Share

The following securities could potentially dilute basic net loss per share in the future but have not been included in diluted loss per share because their effect was anti-dilutive:

	July 31, 2019	July 31, 2018
Options	24,288,919	14,388,066
Warrants issued with $0.75 units	–	3,234,960
2015 Secured convertible debentures warrants	–	1,318,332
2016 Unsecured convertible debenture warrants	–	100,002
2017 Secured convertible debenture warrants	107,136	928,542
2018 Equity warrants	10,512,208	18,570,500
2018 February 2018 financing warrants	4,413,498	–
2019 June financing warrants	2,184,540	–
Joint venture and Inner Spirit issued warrants	11,571,235	–
Convertible debenture broker/finder warrants	796,791	2,273,168
	53,874,327	40,813,570